UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]   Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:    Kadem Capital Management, Inc.*
Address: 767 Third Avenue, 33rd floor
         New York, NY 10017

Form 13F File Number: 28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David P. Gerber
Title: President
Phone: (212) 752-8800

Signature, Place, and Date of Signing:

   /s/ David P. Gerber              New York, New York              May 15, 2002
-------------------------           ------------------              ------------
        [Signature]                   [City,  State]                   [Date]

Report Type:

     [X]  13F HOLDINGS REPORT

     [ ]  13F NOTICE

     [ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      One*

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $35,946,396

List of Other Included Managers:

No.       Name
(1)       Adam D. Sender

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*    Mr. Sender is the Investment Manager of a single investment  advisory firm,
     ADS Capital Management, Inc. ADS Capital Management, Inc. is the successor investment advisor to Kadem Capital Management, Inc., and has investment discretion over the investment portfolios reported herein.

                                                                                             INVEST-
                                                              MARKET                         MENT
                                    TITLE                     VALUE $   SHARES OR  SH  PUT/  DISCRE-   OTHER
NAME OF ISSUER                    OF CLASS       CUSIP        *1000      PRN AMT   PRN CALL  TION     MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUN - CL A             COMMON       006848105     223,500     15,000   SH        OTHER       (1)    15,000
Adobe Systems, Inc.                COMMON       00724F101   1,410,150     35,000   SH        OTHER       (1)    35,000
Akamai Technologies                COMMON       00971T101      64,016     16,000   SH        OTHER       (1)    16,000
Applied Materials, Inc.            COMMON       038222105   1,899,450     35,000   SH        OTHER       (1)    35,000
ASM Lithography Holding NV         COMMON       N07059111     507,400     20,000   SH        OTHER       (1)    20,000
AT&T Wireless Services Inc.        COMMON       00209A106     402,750     45,000   SH        OTHER       (1)    45,000
Brocade Communications Systems     COMMON       111621108   2,011,500     74,500   SH        OTHER       (1)    74,500
Ciena Corp.                        COMMON       171779101   1,507,500    167,500   SH        OTHER       (1)   167,500
Cisco Corp.                        COMMON       17275R102   4,994,350    295,000   SH        OTHER       (1)   295,000
Documentum Inc.                    COMMON       256159104     203,600      8,000   SH        OTHER       (1)     8,000
EMC Corp.                          COMMON       268648102   1,192,000    100,000   SH        OTHER       (1)   100,000
Enterasys Networks Inc             COMMON       293637104     253,800     60,000   SH        OTHER       (1)    60,000
General Motors Corp.               COMMON       370442105   1,209,000     20,000   SH        OTHER       (1)    20,000
Halliburton Co. Leap
 01/04 $10 calls (AB)              COMMON       406216901     332,000        400       CALL  OTHER       (1)       400
Juniper Networks                   COMMON       48203R104   3,975,300    315,000   SH        OTHER       (1)   315,000
KLA Tencor                         COMMON       482480100   8,212,750    123,500   SH        OTHER       (1)   123,500
Liberty Financial Cos. Inc.        COMMON       530512102   1,011,200     80,000   SH        OTHER       (1)    80,000
Lucent Technologies                COMMON       549463107     591,250    125,000   SH        OTHER       (1)   125,000
Microsoft Corp.                    COMMON       594918104   1,055,425     17,500   SH        OTHER       (1)    17,500
Nextel Communications              COMMON       65332V103     252,860     47,000   SH        OTHER       (1)    47,000
Overture Services Inc.             COMMON       69039R100     279,200     10,000   SH        OTHER       (1)    10,000
S & P Depository Receipts          COMMON       78462F103     858,900      7,500   SH        OTHER       (1)     7,500
Solectron Corp.                    COMMON       834182107     273,000     35,000   SH        OTHER       (1)    35,000
Sun Microsystems, Inc.             COMMON       866810104      88,200     10,000   SH        OTHER       (1)    10,000
Tellium Inc                        COMMON       87967E107     231,000    100,000   SH        OTHER       (1)   100,000
WEBMD Corp.                        COMMON       94769M105     192,000     25,000   SH        OTHER       (1)    25,000
Worldcom                           COMMON       98157D106   1,449,100    215,000   SH        OTHER       (1)   215,000
Yahoo                              COMMON       984332106   1,265,195     68,500   SH        OTHER       (1)    68,500

                                                   TOTAL:  35,946,396